As filed with the Securities and Exchange Commission on January 26, 2009

                                    Investment Company Act File Number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Item 1: Schedule of Investments
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
NOVEMBER 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                     Ratings (a)
                                                                                                                    ----------------
   Face                                                                         Maturity  Interest      Value              Standard
  Amount                                                                         Date       Rate       (Note 1)     Moody's & Poor's
--------                                                                         ----    ----------    ---------    -------  -------

Tax Exempt Commercial Paper (11.19%)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000   City of Jacksonville, FL Pollution Control Revenue
             Refunding Bonds (Florida Power & Light Company Project)
             - Series 1992                                                      12/10/08     1.63%   $ 1,000,000      P-1       A-1+
 4,000,000   Hillsborough County Aviation Authority Airport Facilities - Series B
             LOC Landesbank Baden-Wurtemburg                                    12/10/08     1.00      4,000,000      P-1       A-1+
 2,700,000   Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                  01/13/09     2.50      2,700,000    VMIG-1      A-1+
 1,500,000   School District of Palm Beach County, FL
             LOC Bank of America, N.A.                                          03/11/09     0.90      1,500,000    VMIG-1      A-1+
 1,000,000   Sunshine State Governmental Financing Commission - Series L
             LOC Dexia CLF                                                      12/01/08     2.25      1,000,000      P-1       A-1+
----------                                                                                           -----------
10,200,000   Total Tax Exempt Commercial Paper                                                        10,200,000
----------                                                                                           -----------

Tax Exempt General Obligation Notes & Bonds (10.12%)
------------------------------------------------------------------------------------------------------------------------------------
$5,000,000   Commonwealth of Puerto Rico TRAN - Series 2009A4
             LOC KBC Bank, N.A.                                                 07/30/09     2.40%   $ 5,027,743     MIG-1     SP-1+
 2,200,000   Orange County, FL IDA Revenue Refunding Bond
             (Orlando-Hawaiian Motel Company Project) - Series 1985
             LOC US Bank, N.A.                                                  04/01/09     4.00      2,200,000      P-1       A-1+
 2,000,000   School Board of Hardee County, FL Refunding and Revenue BAN
             - Series 2008(b)                                                   11/01/09     3.75      2,000,000
----------                                                                                           -----------
 9,200,000   Total Tax Exempt General Obligation Notes & Bonds                                         9,227,743
----------                                                                                           -----------

Variable Rate Demand Instruments (c) (77.94%)
------------------------------------------------------------------------------------------------------------------------------------
$4,250,000   Alachua County, FL HFA MHRB
             (Santa Fe I Apartments Project) - Series 2006 (d)
             LOC Citibank, N.A.                                                 12/15/38     1.25%  $  4,250,000                A-1+
 4,000,000   Brevard County, FL Industrial Development Refunding RB
             (Pivotal Utility Holdings, Inc. Project) - Series 2005 (d)
             LOC Wells Fargo Bank, N.A.                                         10/01/24     1.25      4,000,000    VMIG-1
 2,000,000   Broward County, FL Housing Finance Authority MHRB
             (Palms of Deerfield Beach Apartments) - Series 2006 (d)
             LOC Citibank, N.A.                                                 08/15/38     1.10      2,000,000                A-1+
 1,655,000   Broward County, FL Housing Finance Authority MHRB
             (Jacaranda Village Apartments Project) - Series 1997
             LOC HSBC Bank PLC                                                  09/01/22     1.01      1,655,000    VMIG-1
 2,500,000   Capital Trust Agency, FL Air Cargo RB, Series 2004A
             (Aero Miami FX, LLC Project) (d)
             LOC JPMorgan Chase Bank, N.A                                       08/01/34     1.05      2,500,000                A-1+
 1,225,000   City of Gainesville, FL IDRB
             (Heat-Pipe Technology, Inc. Project) - Series 1998 (d)
             LOC Regions Bank                                                   05/01/18     1.30      1,225,000                A-1
 2,000,000   City of Gainesville, FL Utilities System RB - 20007 Series A       10/01/36     0.88      2,000,000    VMIG-1      A-1+
 1,000,000   City of Galesburg, IL RB - Series 1999 (Knox College Project)
             LOC LaSalle National Bank, N.A.                                    07/01/24     1.00      1,000,000                A-1+
 1,000,000   City of Leesburg, FL HRB
             (The Villages Regional Hospital Project) - Series 2006
             LOC Scotia Bank                                                    07/01/36     1.03      1,000,000                A-1+
   700,000   City of Pulaski and Giles County, TN Industrial  Development Board
             RB (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank                                                   01/01/24     1.53        700,000    VMIG-1
 2,000,000   Collier County Health Facilities Authority Health Facilities RB
             (The Moorings, Incorporated Project) - Series 2000
             LOC Wachovia Bank, N.A.                                            12/01/24     1.20      2,000,000                A-1+
 1,000,000   Collier County IDA Industrial Development Refunding
             RB (Allete Inc. Project) - Series 2006 (d)
             LOC Wells Fargo Bank, N.A.                                         10/01/25     0.91      1,000,000                A-1+
 1,200,000   Florida Development Finance Corporation Enterprise Bond Program
             IDRB (Press Ex, Inc. Project) - Series 2007B (d)
             LOC Branch Banking & Trust Company                                 07/01/17     1.20      1,200,000      P-1       A-1+
   900,000   Florida Housing Finance Agency Housing RB - Series 1996U
             (Heron Park Project) (d)
             Guaranteed by Federal National Mortgage Association                12/01/29     1.25        900,000    VMIG-1
 2,500,000   Florida Housing Finance Corporation Housing RB
             (Heritage Pointe Apartments) - Series 1999 I-1
             Guaranteed by Federal National Mortgage Association                09/15/32     1.20      2,500,000                A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 199P (d)
             Collateralized by Federal National Mortgage Association            10/15/32     1.12        900,000                A-1+
 1,155,000   Florida HFA Housing RB
             (Caribbean Key Apartments Project) - Series 1996F (d)
             Collateralized by Federal National Mortgage Association            06/01/26     1.20      1,155,000    VMIG-1
 1,280,000   Florida Housing Finance Corporation
             Multifamily Mortgage Revenue Refunding Bond
             (Lighthouse Bay Apartments Project) - Series 2002N-1
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/32     0.90      1,280,000                A-1+
 4,000,000   Florida Housing Finance Corporation Multifamily Mortgage RB
             (Cutler Riverside Apartment) - Series 2008I (d)
             Guaranteed by Federal Home Loan Mortgage Corporation               06/01/48     1.15      4,000,000                A-1+
 5,000,000   Jacksonville Electric Authority, FL RB
             (Energy System Project) - Series 2004A
             LOC State Street Bank & Trust Company                              10/01/34     0.73      5,000,000    VMIG-1
 1,800,000   Illinois Finance Authority IDRB
             (Pollman North America, Inc. Project) - Series 2005D (d)
             LOC Fifth Third Bank                                               12/01/25     3.15      1,800,000      P-1       A-1
   795,000   Marion County, FL IDA IDRB
             (Hamilton Products, Inc. Project) - Series 1995 (d)
             LOC Comerica Bank                                                  11/01/15     1.20        795,000      P-1       A-1
   650,000   Marion County, FL IDA IDRB
             (Capris Furniture Industries Project) - Series 2005 (d)
             LOC SunTrust Bank                                                  02/01/25     1.35        650,000      P-1       A-1+
 2,800,000   Miami-Dade County IDA RB (Atlas Packaging Inc. Project)
             - Series 2007 (d)
             LOC The Bank of New York Mellon                                    10/01/27     1.30      2,800,000      P-1       A-1+
 6,500,000   Miami-Dade County IDA IDRB
             (Airbus Service Company, Inc. Project) - Series 1998A (d)
             LOC Calyon                                                         04/01/30     1.25      6,500,000                A-1+
 2,300,000   Miami-Dade County IDA Solid Waste Disposal RB
             (Waste Management, Inc. of Florida Project) - Series 2007 (d)
             LOC JPMorgan Chase Bank, N.A                                       09/01/27     1.20      2,300,000                A-1+
 1,200,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990C (d)
             LOC Wachovia Bank, N.A.                                            12/01/20     6.80      1,200,000    VMIG-1      A-1+
   500,000   Orlando Utilities Commission Water and Electric RB - Series 2002B  10/01/22     0.85        500,000    VMIG-1      A-1+
 3,000,000   Palm Beach County, FL RB, Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust Company                                         05/01/25     1.05      3,000,000                A-1+
   535,000   PUTTERS - Series 1179 Relating to Custodial Receipts,
             Series 2005-5 Evidencing Beneficial Owership of Orange County
             Housing Financing Authority
             MHRB (Lake Harris Cove Apartment) - Series 2005D (d)
             LOC JPMorgan Chase Bank, N.A                                       10/01/31     1.21        535,000    VMIG-1
 1,500,000   St. Lucie County, FL IDRB
             (Freedom Plastic, Inc. , Florida Project) - Series 2000 (d)
             LOC LaSalle National Bank, N.A.                                    11/01/20     1.20      1,500,000                A-1+
 2,200,000   Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A (d)
             LOC Branch Banking & Trust Company                                 10/01/15     1.25      2,200,000    VMIG-1
 2,675,000   Tampa, FL RB (CHF-Tampa, LLC Project for The University
             of Tampa) - Series 2005A
             LOC Royal Bank of Canada                                           10/01/37     1.00      2,675,000    VMIG-1      A-1+
 1,000,000   Town of Wood River, WI IDRB
             (Burnett Dairy Cooperative Project) - Series 2001A (d)
             LOC US Bank, N.A.                                                  07/01/16     1.35      1,000,000                A-1+
 2,000,000   Volusia County IDA RB (Intellitec Project) - Series 2007A
             LOC Bank of America, N.A.                                          10/01/37     1.20      2,000,000                A-1+
 1,315,000   Washington State Economic Development Finance Authority EDRB
             (Mercer Island Partners Associates, LLC Project) Series 1997-D (d)
             LOC US Bank, N.A.                                                  06/01/27     1.30      1,315,000                A-1+
----------                                                                                           -----------
71,035,000   Total Variable Rate Demand Instruments                                                   71,035,000
----------                                                                                           -----------
             Total Investments (99.25%) (Cost $ 90,462,743 *)                                         90,462,743
             Cash and Other Assets, Net of Liabilities (0.75%)                                           682,716
                                                                                                     -----------
                        Net Assets (100%)                                                            $91,145,459
                                                                                                     ===========
                        Net Asset Value, offering and redemption price per share:

             Class A,        64,914,133 shares outstanding                                          $       1.00
                                                                                                     ===========
             Class B,        26,229,484 shares outstanding                                          $       1.00
                                                                                                     ===========

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  Security subject to alternative minimum tax.

Note 1 - Valuation of Securities -

Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on September 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

   Valuation Inputs                             Investment in Securities
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs      90,462,743
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $  90,462,743
                                                   =============
KEY:
     BAN      =   Bond Anticipation Note                          IDRB       =    Industrial Development Revenue Bond
     EDRB     =   Economic Development Revenue Bond               LOC        =    Letter of Credit
     HFA      =   Housing Finance Agency                          MHRB       =    Multi-Family Housing Revenue Bond
     HRB      =   Hospital Revenue Bond                           RB         =    Revenue Bond
     IDA      =   Industrial Development Authority                TRAN       =    Tax and Revenue Anticipation Note


Temporary Guarantee Program for Money Market Funds

On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.


Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

                                /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  January 26, 2009
                          /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  January  26, 2009

* Print the name and title of each signing officer under his or her signature.